Financing Receivables - Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Net recorded investment for each class of receivables, by credit quality indicator
Troubled debt restructurings of financing receivables
Lease receivables | Americas
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	3,774	3,847
Lease receivables | Americas | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	593	422
Lease receivables | Americas | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	678	855
Lease receivables | Americas | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	892	980
Lease receivables | Americas | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	852	730
Lease receivables | Americas | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	433	443
Lease receivables | Americas | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	299	367
Lease receivables | Americas | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	26	51
Lease receivables | EMEA
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,319	1,340
Lease receivables | EMEA | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	45	49
Lease receivables | EMEA | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	158	190
Lease receivables | EMEA | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	417	371
Lease receivables | EMEA | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	426	448
Lease receivables | EMEA | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	171	192
Lease receivables | EMEA | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	90	77
Lease receivables | EMEA | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	10	13
Lease receivables | Asia Pacific
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,128	1,302
Lease receivables | Asia Pacific | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	85	68
Lease receivables | Asia Pacific | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	413	544
Lease receivables | Asia Pacific | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	297	337
Lease receivables | Asia Pacific | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	191	184
Lease receivables | Asia Pacific | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	84	89
Lease receivables | Asia Pacific | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	50	64
Lease receivables | Asia Pacific | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	7	18
Loan receivables | Americas
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	6,712	6,607
Loan receivables | Americas | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,055	724
Loan receivables | Americas | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,206	1,469
Loan receivables | Americas | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,587	1,683
Loan receivables | Americas | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,516	1,253
Loan receivables | Americas | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	770	760
Loan receivables | Americas | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	531	630
Loan receivables | Americas | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	47	88
Loan receivables | EMEA
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	3,633	3,545
Loan receivables | EMEA | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	125	129
Loan receivables | EMEA | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	436	502
Loan receivables | EMEA | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,148	982
Loan receivables | EMEA | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,175	1,186
Loan receivables | EMEA | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	472	508
Loan receivables | EMEA | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	249	204
Loan receivables | EMEA | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	28	34
Loan receivables | Asia Pacific
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	2,457	2,303
Loan receivables | Asia Pacific | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	185	120
Loan receivables | Asia Pacific | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	901	961
Loan receivables | Asia Pacific | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	648	596
Loan receivables | Asia Pacific | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	417	325
Loan receivables | Asia Pacific | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	184	157
Loan receivables | Asia Pacific | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	109	113
Loan receivables | Asia Pacific | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	$ 15	$ 31